Commitments and Contigencies 2 (Details) - Spanish port authorities environmental fines - Star Cosmo	3 Months Ended			8 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Mar. 31, 2012 EUR (€)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jul. 31, 2011 USD ($)	Jul. 31, 2011 EUR (€)
Loss Contingencies [Line Items]
Cash collateral to guarantee the payment of fines								$ 377,000	€ 340,000
Exchange rate EUR/USD						1.11	1.11
Cash collateral for pollution release			€ 340,000
Litigation Settlement, Amount	$ 67,000	€ 60,000
Subsequent Event
Loss Contingencies [Line Items]
Litigation Settlement, Amount				$ 222,000	€ 200,000
Maximum
Loss Contingencies [Line Items]
Loss contigency, Estimate of possible loss						$ 289,000	€ 260,000